Income tax - Summary of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before tax from continuing operations	$ (9,499)	$ (31,958)
Tax using the Company's domestic tax rate	(2,447)	(8,186)
Effect of tax rates in foreign jurisdictions	2	90
Tax rate changes and other adjustments	918	(588)
Tax effect of:
Share based compensation	768	642
Other non-deductible expenses	9	(92)
Scientific Research and Experimental Development	88	90
Gain on contingent consideration	52	(753)
Stock options deduction revaluation adjustment	(199)	1,749
Goodwill impairment	0	5,623
Earn-out amortization	0	110
Recognition of previously unrecognized tax losses	0	(110)
Change in prior years position	(31)	(1,507)
Income tax (recovery) expense	$ (840)	$ (2,932)